EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
The weighted-average fair value of escrowed shares granted for the year ended December 31, 2019 was $6.81 (2018 – $5.38), and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2019	2018
Weighted-average share price	US$	51.11	40.39
Average term to exercise	Years	8.5	7.5
Share price volatility[1]	%	17.3	16.3
Liquidity discount	%	25	25
Weighted-average annual dividend yield	%	1.8	1.9
Risk-free rate	%	2.1	2.8

1.	Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.

Disclosure of components of common equity
The company’s common equity is comprised of the following:

AS AT DEC. 31, 2019 AND 2018 (MILLIONS)	2019	2018
Common shares	$7,305	$4,457
Contributed surplus	286	271
Retained earnings	16,026	14,244
Ownership changes	1,010	645
Accumulated other comprehensive income	6,241	6,030
Common equity	$30,868	$25,647

Schedule of equity
The number of issued and outstanding common shares and unexercised options are as follows:

AS AT DEC. 31, 2019 AND 2018	2019	2018
Class A shares[1]	1,006,110,641	955,057,721
Class B shares	85,120	85,120
Shares outstanding[1]	1,006,195,761	955,142,841
Unexercised options and other share-based plans[2]	46,678,774	42,086,712
Total diluted shares	1,052,874,535	997,229,553

1.	Net of 42,278,231 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2019 (2018 – 37,538,531).

2.	Includes management share option plan and escrowed stock plan
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2019	2018
Common equity	$76,557	$62,109
Preferred equity	5,276	5,226
Total	$81,833	$67,335
Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	Note	2019	2018
Preferred equity	(a)	$4,145	$4,168
Non-controlling interests	(b)	81,833	67,335
Common equity	(c)	30,868	25,647
		$116,846	$97,150
Shares issued and outstanding changed as follows:

FOR THE YEARS ENDED DEC. 31	2019	2018
Outstanding, beginning of year[1]	955,142,841	958,773,120
Issued (repurchased)
Issuances	52,757,437	—
Repurchases	(7,188,534)	(9,579,740)
Long-term share ownership plans[2]	5,346,417	5,752,331
Dividend reinvestment plan and others	137,600	197,130
Outstanding, end of year[3]	1,006,195,761	955,142,841

1.	Net of 37,538,531 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2018 (2017 – 30,569,215).

2.	Includes management share option plan and restricted stock plan.

3.	Net of 42,278,231 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2019 (2018 – 37,538,531).
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2019	2018	2019	2018
Perpetual preferred shares
Floating rate	2.91%	2.90%	$531	$531
Fixed rate	4.82%	4.82%	739	744
	4.02%	4.02%	1,270	1,275
Fixed rate-reset preferred shares	4.28%	4.26%	2,875	2,893
	4.20%	4.19%	$4,145	$4,168
Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2019	2018	2019	2018
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,457,685	10,457,685	$169	$169
Series 4	70% P/8.5%	2,795,910	2,795,910	45	45
Series 8	Variable up to P	2,476,185	2,476,185	42	42
Series 13	70% P	9,290,096	9,290,096	195	195
Series 15	B.A. + 40 b.p.[1]	2,000,000	2,000,000	42	42
Series 17	4.75%	7,840,204	7,901,476	171	172
Series 18	4.75%	7,866,749	7,921,178	178	179
Series 25	3-Month T-Bill + 230 b.p.	1,529,133	1,529,133	38	38
Series 36	4.85%	7,842,909	7,900,764	197	199
Series 37	4.90%	7,830,091	7,888,143	193	194
				1,270	1,275
Rate-reset preferred shares[2]
Series 9	2.75%	1,515,981	1,515,981	21	21
Series 24	3.01%	9,278,894	9,338,572	227	228
Series 26	3.47%	9,770,928	9,840,588	240	241
Series 28	2.73%	9,233,927	9,289,397	232	233
Series 30	4.69%	9,787,090	9,852,258	241	243
Series 32[3]	5.06%	11,750,299	11,849,808	297	300
Series 34[4]	4.44%	9,876,735	9,926,620	253	254
Series 38	4.40%	7,906,132	7,955,948	179	180
Series 40[5]	4.03%	11,841,025	11,914,515	271	273
Series 42	4.50%	11,887,500	11,943,400	266	268
Series 44	5.00%	9,831,929	9,882,879	187	188
Series 46	4.80%	11,740,797	11,810,653	217	219
Series 48	4.75%	11,885,972	11,961,701	244	245
				2,875	2,893
Total				$4,145	$4,168

1.	Rate determined quarterly.

2.
Dividend rates are fixed for 5 to 6 years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively and reset after 5 to 6 years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points.

3.	Dividend rate reset commenced September 30, 2018.

4.	Dividend rate reset commenced March 31, 2019.

5.	Dividend rate reset commenced September 30, 2019.
P – Prime Rate, B.A. – Bankers’ Acceptance Rate, b.p. – Basis Points.

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Net income attributable to shareholders	$2,807	$3,584
Preferred share dividends	(152)	(151)
Dilutive effect of conversion of subsidiary preferred shares	(74)	(105)
Net income available to shareholders	$2,581	$3,328

Weighted average – common shares	968.6	957.6
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	23.7	19.8
Common shares and common share equivalents	992.3	977.4

Schedule of expense recognized for share-based compensation
The expense recognized for share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Expense arising from equity-settled share-based payment transactions	$81	$73
Expense/(Recovery) arising from cash-settled share-based payment transactions	506	(64)
Total expense arising from share-based payment transactions	587	9
Effect of hedging program	(500)	75
Total expense included in consolidated income	$87	$84

Schedule of number and weighted average exercise prices of share options
The change in the number of ES shares during 2019 and 2018 was as follows:

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2019	27,103	$33.27
Granted	10,650	51.11
Exercised	(1,075)	23.66
Canceled	(151)	39.48
Outstanding at December 31, 2019	36,527	$38.73

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2018	27,772	$29.01
Granted	5,815	40.39
Exercised	(6,484)	21.40
Outstanding at December 31, 2018	27,103	$33.27
The changes in the number of options during 2019 and 2018 were as follows:

	TSX			NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price		Number of Options (000’s)[2]	Weighted- Average Exercise Price
Outstanding at January 1, 2019	790	C$	11.77	36,742	US$	29.52
Granted	—		—	5,077		45.63
Exercised	(790)		11.77	(7,831)		20.26
Canceled	—		—	(186)		40.02
Outstanding at December 31, 2019	—	C$	—	33,802	US$	34.03

1.	Options to acquire TSX listed Class A shares.

2.	Options to acquire NYSE listed Class A shares.

	TSX			NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price		Number of Options (000’s)[2]	Weighted- Average Exercise Price
Outstanding at January 1, 2018	2,797	C$	12.35	34,893	US$	27.71
Granted	—		—	4,538		40.42
Exercised	(2,007)		12.59	(2,492)		23.58
Canceled	—		—	(197)		34.81
Outstanding at December 31, 2018	790	C$	11.77	36,742	US$	29.52

1.	Options to acquire TSX listed Class A shares.

2.	Options to acquire NYSE listed Class A shares.
The weighted-average fair value of options granted for the year ended December 31, 2019 was $5.89 (2018 – $5.38), and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2019	2018
Weighted-average share price	US$	45.63	40.42
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	16.9	16.3
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	2.0	1.9
Risk-free rate	%	2.5	2.8

1.	Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
At December 31, 2019, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$15.45 – US$23.02	1.6 years	3,746	—	3,746
US$23.37 – US$30.59	4.7 years	8,348	1,542	9,890
US$33.75 – US$40.39	6.8 years	7,581	7,514	15,095
US$44.24 – US$57.96	9.2 years	409	4,662	5,071
		20,084	13,718	33,802
At December 31, 2018, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
C$11.77	0.2 years	790	—	790
US$15.45	1.2 years	4,255	—	4,255
US$16.83 – US$23.37	2.8 years	5,160	—	5,160
US$25.21 – US$30.59	5.5 years	8,410	3,293	11,703
US$33.75 – US$36.32	6.1 years	2,873	2,115	4,988
US$36.88 – US$37.75	8.6 years	1,197	9,439	10,636
		22,685	14,847	37,532